Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 217,057		$ 162,662
Prepaid and other current assets	106,590		97,531
Total current assets	2,254,872		2,015,668
Other assets	42,140		30,413
Total assets	2,822,121	$ 2,685,208	2,691,864
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,284,730		1,100,867
Long-term liabilities	505,410		284,080
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,269 shares and 39,306 shares, respectively, issued and outstanding as of December 31, 2019 and 2020)	39		39
Additional paid-in capital	952,733		948,201
Accumulated other comprehensive income	29,189		24,351
Accumulated deficit	(634,592)	$ (550,793)	(544,137)
Total Sohu.com Limited shareholders' equity	347,369		428,454
Total liabilities and shareholders' equity	2,822,121		2,691,864
Sohu.com Limited [Member]
Current assets:
Cash and cash equivalents	586		3,756	$ 16,492
Prepaid and other current assets	1,609		744
Due from subsidiaries and VIEs	528,218		530,182
Total current assets	530,413		534,682
Interests in subsidiaries and VIEs	0		22,093
Other assets	27,496		27,736
Total assets	557,909		584,511
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,932		3,757
Deficit of investment in subsidiaries and VIEs	50,101		0
Long-term liabilities	158,507		152,300
Total liabilities	210,540		156,057
Shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,269 shares and 39,306 shares, respectively, issued and outstanding as of December 31, 2019 and 2020)	39		39
Additional paid-in capital	952,733		948,201
Accumulated other comprehensive income	29,189		24,351
Accumulated deficit	(634,592)		(544,137)
Total Sohu.com Limited shareholders' equity	347,369		428,454
Total liabilities and shareholders' equity	$ 557,909		$ 584,511